Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	250,000,000	250,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	60,260,282	43,272,728
Common stock, shares outstanding	60,260,282	43,272,728